Fee and Commission Income	6 Months Ended
Sep. 30, 2018
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Fee and Commission Income
13	FEE AND COMMISSION INCOME

Fee and commission income for the six months ended September 30, 2018 and 2017 consisted of the following:

	For the six months ended September 30,
	2018	2017
	(In millions)
Loans	¥55,965	¥52,379
Credit card business	132,106	135,402
Guarantees	31,527	30,853
Securities-related business	71,944	60,714
Deposits	6,196	8,119
Remittances and transfers	68,910	69,474
Safe deposits	2,301	2,832
Trust fees	2,169	1,864
Investment trusts	70,294	70,003
Agency	6,206	8,329
Others	86,183	90,037

Total fee and commission income	¥533,801	¥530,006

Fee and commission income can be mainly disaggregated into credit card business, securities-related business, investment trusts, remittances and transfers and loans by types of services. Fees obtained through credit card business principally arise in the Retail Business Unit. Fees obtained through securities-related business principally arise in the Wholesale Business Unit, the Retail Business Unit and the International Business Unit. Fees and commissions obtained through investment trusts principally arise in the Retail Business Unit and Head office account and others, which include the investment advisory and investment trust management businesses. Remittance and transfer fees principally arise in the Wholesale Business Unit, the Retail Business Unit and the International Business Unit. Loan transaction fees principally arise in the Wholesale Business Unit and the International Business Unit.